SEGMENTS AND GEOGRAPHIC REGIONS Segment Reporting Information (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Disposal Group, Including Discontinued Operation, Assets	$ 19,900				$ 19,279				$ 19,900	$ 19,279	$ 19,153
Net sales	11,944	$ 12,634	$ 12,789	$ 12,237	12,061	$ 10,991	$ 10,554	$ 10,124	49,604	43,730	36,264
Business Acquisition, Pro Forma Revenue									49,852	44,772
Restructuring, goodwill impairment and asset related charges - net	46	$ 48	$ 40	$ 87	2,634	$ 117	$ (12)	$ 0	221	2,739	579
Asbestos-related charge									0	0	1,113
Equity in earnings of nonconsolidated affiliates									555	394	187
Pro Forma Operating EBIT									6,236	5,577
Operating EBIT											4,504
Depreciation and amortization									2,909	2,546	2,225
Total Assets, Excluding Discontinued Operations	63,799				66,573				63,799	66,573	60,358
Investment in nonconsolidated affiliates	3,320				3,107				3,320	3,107	2,974
Capital expenditures									2,091	2,807	3,489
Performance Materials & Coatings [Member]
Segment Reporting Information [Line Items]
Net sales									9,677	8,892	6,476
Business Acquisition, Pro Forma Revenue									9,865	8,892
Restructuring, goodwill impairment and asset related charges - net									21	1,578	42
Asbestos-related charge											0
Equity in earnings of nonconsolidated affiliates									4	40	97
Pro Forma Operating EBIT									1,246	817
Operating EBIT											260
Depreciation and amortization									888	885	678
Total Assets, Excluding Discontinued Operations	16,050				17,483				16,050	17,483	17,731
Investment in nonconsolidated affiliates	99				103				99	103	280
Capital expenditures									427	463	435
Industrial Intermediates & Infrastructure [Member]
Segment Reporting Information [Line Items]
Net sales									15,447	12,951	11,100
Business Acquisition, Pro Forma Revenue									15,465	12,951
Restructuring, goodwill impairment and asset related charges - net									11	17	83
Asbestos-related charge											0
Equity in earnings of nonconsolidated affiliates									284	172	(18)
Pro Forma Operating EBIT									1,767	1,470
Operating EBIT											743
Depreciation and amortization									607	572	620
Total Assets, Excluding Discontinued Operations	14,092				14,115				14,092	14,115	13,739
Investment in nonconsolidated affiliates	1,850				1,700				1,850	1,700	1,632
Capital expenditures									433	310	262
Packaging & Specialty Plastics [Member]
Segment Reporting Information [Line Items]
Net sales									24,195	21,504	18,404
Business Acquisition, Pro Forma Revenue									24,237	22,546
Restructuring, goodwill impairment and asset related charges - net									46	716	10
Asbestos-related charge											0
Equity in earnings of nonconsolidated affiliates									287	190	137
Pro Forma Operating EBIT									3,593	3,712
Operating EBIT											3,855
Depreciation and amortization									1,385	1,055	903
Total Assets, Excluding Discontinued Operations	30,279				30,633				30,279	30,633	23,051
Investment in nonconsolidated affiliates	1,278				1,184				1,278	1,184	853
Capital expenditures									1,231	2,034	2,792
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Net sales									285	383	284
Business Acquisition, Pro Forma Revenue									285	383
Restructuring, goodwill impairment and asset related charges - net									143	428	444
Asbestos-related charge											1,113
Equity in earnings of nonconsolidated affiliates									(20)	(8)	(29)
Pro Forma Operating EBIT									(370)	(422)
Operating EBIT											(354)
Depreciation and amortization									29	34	24
Total Assets, Excluding Discontinued Operations	3,378				4,342				3,378	4,342	5,837
Investment in nonconsolidated affiliates	$ 93				$ 120				93	120	209
Capital expenditures									$ 0	$ 0	$ 0